SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ 989	$ 512
Grants in advance	141	87
Escrow payables	773
Others	258	271
Other payables and accrued expenses	$ 2,161	$ 870